Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Equity [Abstract]
Common Stock, shares authorized	450,000,000	450,000,000	450,000,000
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares issued	178,633,409	265,224,958	177,911,922
Common Stock, shares outstanding	178,491,568	264,787,572	177,789,402
Common stock dividend declared	$ 0